Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par or stated value per share (in dollars per share)	$ 0.000001	$ 0.000001
Preferred stock, shares authorized (in shares)	50,000,000	0
Preferred Stock, shares, issued (in shares)	0	0
Preferred Stock, shares, outstanding (in shares)	0	0
Common stock, par or stated value per share (in dollars per share)	$ 0.000001	$ 0.000001
Common stock, shares authorized (in shares)	450,000,000	0
Common stock, shares, issued (in shares)	12,823,665	0
Common stock, shares, outstanding (in shares)	12,823,665	0
Series A-1 Convertible Preferred Stock
Temporary equity, par or stated value per share (in dollars per share)	$ 0.0001	$ 0.0001
Temporary equity, shares authorized (in shares)	0	18,604,653
Temporary equity, shares issued (in shares)	0	18,604,653
Temporary equity, shares outstanding (in shares)	0	18,604,653
Temporary equity, liquidation preference		$ 40,000
Series A-2 Convertible Preferred Stock
Temporary equity, par or stated value per share (in dollars per share)	$ 0.0001	$ 0.0001
Temporary equity, shares authorized (in shares)	0	13,291,208
Temporary equity, shares issued (in shares)	0	13,291,208
Temporary equity, shares outstanding (in shares)	0	13,291,208
Temporary equity, liquidation preference		$ 28,675
Series B Convertible Preferred Stock
Temporary equity, par or stated value per share (in dollars per share)	$ 0.0001	$ 0.0001
Temporary equity, shares authorized (in shares)	0	88,114,739
Temporary equity, shares issued (in shares)	0	74,405,719
Temporary equity, shares outstanding (in shares)	0	74,405,719
Temporary equity, liquidation preference		$ 181,550
Class A Common Stock
Common stock, par or stated value per share (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	0	126,000,000
Common stock, shares, issued (in shares)	0	428,334
Common stock, shares, outstanding (in shares)	0	428,334
Class B Common Stock
Common stock, par or stated value per share (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	0	120,010,600
Common stock, shares, issued (in shares)	0	0
Common stock, shares, outstanding (in shares)	0	0